Average Annual Total Returns		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	152 Months Ended	197 Months Ended	285 Months Ended	286 Months Ended	363 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	1.38%		3.14%					4.88%
Performance Inception Date	Sep. 26, 1994
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	1.43%		2.94%				4.14%
Performance Inception Date	Mar. 15, 2001
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	2.13%		3.49%			4.34%
Performance Inception Date	Mar. 19, 2001
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	2.40%		3.76%		4.79%
Performance Inception Date	Aug. 12, 2008
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	2.35%		3.73%
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	2.66%		3.78%
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		6.60%	2.51%	4.00%
Performance Inception Date	Jan. 27, 2017
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%		3.48%
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		6.60%	2.51%		3.87%	4.43%
Performance Inception Date	May 11, 2012
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.60%	2.46%		3.84%
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	2.77%		3.89%
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class R6) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%	2.50%